Capital Disclosures	12 Months Ended
Dec. 31, 2018
Disclosure Of Capital Disclosures [Abstract]
Capital Disclosures
18.	CAPITAL DISCLOSURE

The Company’s objectives when managing capital are to safeguard the Company’s ability to continue as a going concern in order to pursue the exploration and development of its mineral properties and to maintain a flexible capital structure.  During the year ended December 31, 2017, the Company completed the closing of financing transactions with subsidiaries of Ganfeng and Bangchak (Note 9). The capital structure of the Company consists of long-term borrowings, project debt facilities and equity attributable to common shareholders, comprising issued capital, contributed surplus, and deficit.  The Company manages the capital structure and makes adjustments to it in light of changes in economic conditions and the risk characteristics of the underlying assets.

In order to carry out the planned exploration and development of its projects and pay for administrative costs, the Company will spend its existing working capital, draw on its project debt facilities and subordinated loan facility or raise additional amounts as needed and if available.

We have no significant financial covenants or capital requirements with our lenders or other parties.

Management reviews its capital management approach on an ongoing basis and believes that this approach, given the relative size of the Company, is reasonable.  There were no changes in the Company’s approach to capital management during the year ended December 31, 2018.